PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Gross carrying amount
Balance at beginning of period	$4,810	$4,820
Additions (cash and non-cash)	230	386
Dispositions	(65)	(57)
Acquisitions through business combinations (1)	—	152
Assets reclassified as held for sale	—	(79)
Foreign currency translation and other	(43)	(412)
Balance at end of period	$4,932	$4,810
Accumulated depreciation and impairment
Balance at beginning of period	$(1,045)	$(784)
Depreciation and impairment expense	(172)	(346)
Dispositions	30	36
Assets reclassified as held for sale	—	7
Foreign currency translation and other	5	42
Balance at end of period	$(1,182)	$(1,045)
Net book value (2)	$3,750	$3,765
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(1)See Note 3 for additional information.
(2)Includes right-of-use assets of $426 million as at June 30, 2023 (December 31, 2022: $418 million).